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UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: January 31, 2015 Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-5497

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

The Registrant did not hold any voting securities and accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Municipal High Income Fund Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.